Statements of Net Assets Available for Benefits - EBP 06-1061602 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Investment, fair value		$ 2,839,885,892	$ 2,508,186,700
Investment, fair value		2,839,885,892	2,508,186,700
Dividend withholding tax receivable		8,453,055	7,079,511
Notes receivable from participants		30,066,228	21,889,471
Contributions receivable
Employer		1,617,469	1,580,730
Participant		76,885	8,532
EBP, Receivable		1,694,354	1,589,262
Total assets		2,880,099,529	2,538,744,944
Net assets available for benefits		2,880,099,529	2,538,744,944
Mutual Fund [Member]
Investments, at fair value
Investment, fair value		1,318,506,676	1,065,330,174
EBP, Employer, Common Stock [Member]
Investments, at fair value
Investment, fair value		237,715,430	408,460,158
Common Collective Trust [Member]
Investments, at fair value
Investment, fair value	[1]	1,186,431,757	941,168,567
Money Market Funds [Member]
Investments, at fair value
Investment, fair value		$ 97,232,029	$ 93,227,801

[1]	In accordance with FASB ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.